Finance result - Summary of Financial Result (Parenthetical) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 03, 2018	Dec. 31, 2018
Analysis Of Income And Expense [line items]
Proceeds of IPO from Cayman Islands	R$ 210,000
Foreign exchange loss	R$ 34,143	R$ 34,573